SUMMARY OF ACCOUNTS RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable – related parties		¥ 204,502	¥ 242,944
Allowance for credit loss – related parties		(84,128)	(99,523)
Accounts receivable – related parties	$ 16,491	120,374	143,421
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable – related parties		663	828
Allowance for credit loss – related parties		(274)	(124)
Accounts receivable – related parties	$ 53	¥ 389	¥ 704